Issued Capital (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Capital Issued

(in thousands)	Note	December 31 2023	December 31 2022

Issued capital

Share capital issued and outstanding: 453,069,254 common shares (December 31, 2022: 452,318,526 common shares)	18.1	$3,777,323	$3,752,662

Summary of Common Shares Issued and Outstanding
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2022 to December 31, 2023 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2022	450,863,952

Share purchase options exercised 1	493,129	Cdn$28.76

Restricted share units released 1	87,838	Cdn$0.00

Dividend reinvestment plan 2	873,607	US$38.75

At December 31, 2022	452,318,526

Share purchase options exercised 1	488,922	Cdn$32.82

Restricted share units released 1	119,827	Cdn$0.00

Dividend reinvestment plan 2	141,979	US$46.73

At December 31, 2023	453,069,254

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1% where applicable.

Schedule of Dividends Declared
18 .2.	Dividends Declared

	Years Ended December 31

(in thousands, except per share amounts)	2023		2022

Dividends declared per share	$0.60		$0.60

Average number of shares eligible for dividend	452,906		451,577

Total dividends paid	$271,744		$270,946

Paid as follows:

Cash	$265,109	98%	$237,097	88%

DRIP 1	6,635	2%	33,849	12%

Total dividends paid	$271,744	100%	$270,946	100%

Shares issued under the DRIP	142		874

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.